John H. Lively
Attorney

4801 Main Street, Suite 1000
Kansas City, MO 64112
816.983.8177
fax: 816.983.8080
john.lively@huschblackwell.com

December 29, 2009

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

Re:	The Registration Statement of Commonwealth International Series Trust (“Trust”) on Form N-1A with respect to its series portfolios, the Commonwealth Japan Fund, the Commonwealth Australia/New Zealand Fund, the Commonwealth Global Fund, and the Commonwealth Real Estate Securities Fund

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 51 to the Registration Statement under the Securities Act (File No. 33-06867) and Amendment No. 51 to the Registration Statement under the Investment Company Act (File No. 811-04665) of the Trust (“Amendment”). The Amendment is being filed for the purpose of conforming the Trust’s Registration Statement to the new requirements of Form N-1A, including those requirements relating to the summary prospectus.

If you have any questions concerning the foregoing, please contact the undersigned at (816) 983-8177 or john.lively@huschblackwell.com.

Very truly yours,

/s/ John H. Lively

John H. Lively
Attorney

JHL
cc:	Robert W. Scharar
Robert W. Silva